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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21331

Evergreen Multi-Sector Income Fund

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2009

Item 1 - Reports to Stockholders.

Evergreen Multi-Sector Income Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FINANCIAL HIGHLIGHTS
5	SCHEDULE OF INVESTMENTS
28	STATEMENT OF ASSETS AND LIABILITIES
29	STATEMENT OF OPERATIONS
30	STATEMENTS OF CHANGES IN NET ASSETS
31	STATEMENT OF CASH FLOWS
32	NOTES TO FINANCIAL STATEMENTS
48	ADDITIONAL INFORMATION
49	AUTOMATIC DIVIDEND REINVESTMENT PLAN
52	TRUSTEES AND OFFICERS

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

June 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Multi-Sector Income Fund for the six-month period ended April 30, 2009 (the “period”).

Volatility continued to dominate trading patterns through the end of 2008, as losses mounted within the equity markets. Weak economic data, falling profit forecasts, and uncertainty about the auto industry compounded worries about the credit crisis and led to increased selling, which spared few equity categories. In early 2009, layoff announcements accelerated; further pressuring personal consumption and business investment. The fixed income markets worried about deflation during the period, evidenced by investor willingness to accept virtually nothing for short-term loans to the government. Concerns about federal spending also increased, with yields climbing for longer-term U.S. Treasuries during the first quarter of 2009. International markets were hit hard as economies in both developed and emerging countries struggled. Equity markets were affected by the weakness in economic data and corporate profits, although during April 2009, stocks rallied off their March 2009 lows with international and small cap stocks leading the gains. However, given the still unresolved issues of credit availability, rising unemployment, declining home values, looming auto bankruptcies, and the possibility for more bank re-capitalizations, we believe investors need to prepare for a potential re-test of the March 2009 lows in the coming months.

The unprecedented economic and financial turmoil has been met with an unprecedented policy response, as the Federal Reserve Board, the U.S. Treasury, the Federal Deposit Insurance Corporation and the Federal Housing Administration have allocated more than $11 trillion to combat the crisis. Perhaps most important, the Public-Private Investment Program (the “PPIP”) has been designed to help rid banks of toxic assets from their balance sheets. The measures taken to address this crisis have merely treated the symptoms, but the announcement of this program gets to the root cause: the distressed assets on (and off) bank balance sheets. The PPIP is designed to use government subsidies to attract private purchases of currently illiquid mortgage-related loans and securities held by banks. As a market returns for these assets, banks will be positioned to improve capital ratios, increase lending activity, and potentially buy their way out of the increasingly restrictive Troubled Asset Relief Program. We believe that the successful implementation of this program is critical for a sustainable expansion to ensue. As the lagged effects of the massive policy response take hold, we look for pent-up consumer demand to combine with government spending to help push Gross Domestic Product back into positive territory by the fourth quarter of 2009.

LETTER TO SHAREHOLDERS continued

During a volatile and challenging period in the capital markets, management of Evergreen Multi-Sector Income Fund maintained a strategy seeking a high level of income with limited exposure to the risks from changing interest rates. Assets of this closed-end fund were allocated among sleeves of U.S. high yield, corporate bonds, investment-grade foreign debt securities and U.S. adjustable-rate, mortgage-backed securities.

As we look back over the extraordinary series of events during the period, we believe it is important for all investors to keep perspective and remain focused on their long-term goals. We continue to urge investors to work with their financial advisors to pursue fully diversified strategies in order to participate in future market gains and limit the risks of potential losses. Investors should keep in mind that the economy and the financial markets have had long and successful histories of adaptability, recovery, innovation and growth. Proper asset allocation decisions can have significant impacts on the returns of long-term portfolios.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. From the Web site, you may also access details about daily fund prices, yields, dividend rates and fund facts about Evergreen closed-end funds. Thank you for doing business with Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

LETTER TO SHAREHOLDERS continued

Notices to Shareholders:

•	Effective January 1, 2009, W. Douglas Munn became President and Chief Executive Officer of the Evergreen Funds.
•

On December 31, 2008, Wachovia Corporation merged with and into Wells Fargo & Company (“Wells Fargo”). As a result of the merger, Evergreen Investment Management Company, LLC (“EIMC”), Tattersall Advisory Group, Inc., First International Advisors, LLC, Metropolitan West Capital Management, LLC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC, are subsidiaries of Wells Fargo.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2009
	(unaudited)	2008	2007	2006	2005	2004

Net asset value, beginning of period	$13.47	$18.74	$18.55	$18.91	$20.19	$19.38

Income from investment operations
Net investment income (loss)	0.65	1.68	1.73 [1]	1.60 [1]	1.49 [1]	1.62
Net realized and unrealized gains or losses on investments	0.66	(5.35)	0.29	(0.06)	(1.06)	0.94
Distributions to preferred shareholders from[1]
Net investment income	(0.02)	(0.30)	(0.51)	(0.45)	(0.28)	(0.13)
Net realized gains	0	0	0	0	0 [2]	0

Total from investment operations	1.29	(3.97)	1.51	1.09	0.15	2.43

Distributions to common shareholders from
Net investment income	(1.77)	(1.30)	(1.29)	(1.34)	(1.43)	(1.62)
Net realized gains	0	0	0	(0.01)	0	0
Tax basis return of capital	0	0	(0.03)	(0.10)	0	0

Total distributions to common shareholders	(1.77)	(1.30)	(1.32)	(1.45)	(1.43)	(1.62)

Offering costs charged to capital for
Preferred Shares	0	0	0	0	0 [2]	0

Net asset value, end of period	$12.99	$13.47	$18.74	$18.55	$18.91	$20.19

Market value, end of period	$11.00	$11.68	$16.22	$17.07	$16.42	$18.49

Total return based on market value[3]	10.56%	(21.43)%	2.64%	13.46%	(3.77)%	11.23%

Ratios and supplemental data
Net assets of common shareholders, end of period (thousands)	$546,304	$566,515	$787,919	$780,321	$795,244	$849,127
Liquidation value of Preferred Shares, end of period (thousands)	$80,026	$80,108	$400,475	$400,402	$400,309	$400,165
Asset coverage ratio, end of period	337%	249%	296%	299%	299%	312%
Ratios to average net assets applicable to common shareholders
Expenses including waivers/reimbursements and interest expense but excluding expense reductions	2.68%[4]	1.90%	1.15%	1.15%	1.11%	1.12%
Expenses including interest expense but excluding waivers/reimbursements and expense reductions	4.09%[4]	1.95%	1.15%	1.15%	1.11%	1.12%
Expenses including waivers/reimbursements but excluding expense reductions and interest expense	1.76%[4]	1.36%	1.13%[5]	1.14%[5]	1.11%[5]	1.12%[5]
Interest expense[6]	0.92%[4]	0.54%	0.02%	0.01%	0.00%	0.00%
Net investment income (loss)[7]	10.55%[4]	7.85%	6.54%	6.18%	6.08%	6.99%
Portfolio turnover rate	48%	92%	95%	62%	80%	78%

1	Calculated based on average common shares outstanding during the period.
2	Amount represents less than $0.005 per share.
3

Total return is calculated assuming a purchase of common stock on the first day and a sale on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions or sales charges.

4	Annualized
5	Ratio is adjusted for interest expense associated with borrowings and/or leverage transactions which is not considered material to previously issued financial statements.
6	Interest expense ratio relates to interest associated with borrowings and/or leverage transactions.
7	The net investment income (loss) ratio reflects distributions paid to preferred shareholders.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2009 (unaudited)

	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 3.9%
FIXED-RATE 0.4%
FHLMC, Ser. 1650, Class J, 6.50%, 06/15/2023	$5,943	$5,943
FNMA:
Ser. 2001-25, Class Z, 6.00%, 06/25/2031	1,157,393	1,211,698
Ser. 2001-51, Class P, 6.00%, 08/25/2030	475,178	481,061
Ser. 2002-77, Class FH, 4.68%, 12/18/2032	328,395	323,319

		2,022,021

FLOATING-RATE 3.5%
FHLMC:
Ser. 0196, Class A, 2.24%, 12/15/2021	144,632	145,024
Ser. 2390, Class FD, 1.87%, 12/15/2031	136,851	134,983
Ser. 2411, Class F, 1.97%, 02/15/2032	176,495	174,221
Ser. 2431, Class F, 1.92%, 03/15/2032 µ	6,408,889	6,347,236
Ser. 2567, Class FH, 1.82%, 02/15/2033	350,669	343,182
Ser. T-67, Class 2A1C, 5.53%, 03/25/2036	1,606,601	1,595,006
FNMA:
Ser. 1996-46, Class FA, 1.94%, 08/25/2021	85,115	83,389
Ser. 2001-35, Class F, 2.00%, 07/25/2031	57,173	56,758
Ser. 2001-57, Class F, 1.90%, 06/25/2031	57,560	57,049
Ser. 2002-95, Class FK, 1.90%, 01/25/2033 µ	8,621,046	8,509,920
Ser. 2002-97, Class FR, 1.95%, 01/25/2033	132,331	129,670
Ser. 2003-W8, Class 3F2, 1.75%, 05/25/2042	1,651,900	1,493,759
Ser. G91-16, Class F, 1.89%, 06/25/2021	97,684	97,036
Ser. G92-17, Class F, 2.49%, 03/25/2022	172,965	175,098
GNMA, Ser. 2001-61, Class FA, 1.95%, 09/20/2030	89,684	89,500

		19,431,831

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $21,998,576)		21,453,852

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 28.2%
FIXED-RATE 2.2%
FHLMC:
5.875%, 02/01/2037 µ	4,895,668	5,106,598
8.50%, 04/01/2015-07/01/2028	383,727	412,751
FNMA:
5.18%, 07/01/2038	305,112	305,844
5.53%, 07/01/2038	3,569,306	3,633,925
6.00%, 04/01/2033	436,872	455,430
6.50%, 11/01/2032	69,976	74,118
7.50%, 07/01/2017-07/01/2032	811,189	875,117
8.00%, 12/01/2024-06/01/2030	244,022	265,850
12.00%, 01/01/2016	42,865	46,036

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
GNMA:
6.50%, 06/15/2028	$96,671	$102,047
7.25%, 07/15/2017-05/15/2018	865,679	920,619

		12,198,335

FLOATING-RATE 26.0%
FHLB:
5.20%, 07/01/2033	307,473	314,813
5.23%, 12/01/2034 µ	10,089,796	10,285,699
5.47%, 11/01/2030	607,346	620,185
5.52%, 06/01/2035	4,446,507	4,555,960
FHLMC:
4.16%, 10/01/2030	24,692	24,975
4.60%, 04/01/2034 µ	19,588,188	19,975,936
4.92%, 12/01/2026	111,504	112,552
5.02%, 10/01/2037	4,129,651	4,250,959
5.07%, 05/01/2019-07/01/2035	1,473,102	1,511,386
5.29%, 06/01/2033	384,407	393,864
5.46%, 09/01/2032	693,821	705,290
5.50%, 10/01/2022-10/01/2024	170,405	175,473
5.57%, 10/01/2030	447,533	455,526
5.72%, 10/01/2033	244,664	249,087
5.74%, 08/01/2030	554,133	567,638
6.23%, 06/01/2018	68,403	71,407
6.96%, 01/01/2027	274,592	285,919
8.50%, 03/01/2030	121,947	132,967
FNMA:
3.17%, 04/01/2034	6,449,726	6,511,379
3.94%, 12/01/2017	960,031	965,839
4.02%, 04/01/2017-01/01/2038	7,797,847	7,820,498
4.04%, 02/01/2017	2,218,330	2,234,321
4.13%, 02/01/2035	1,292,640	1,291,750
4.42%, 10/01/2035	3,920,075	3,955,031
4.43%, 12/01/2035	5,361,652	5,415,339
4.52%, 03/01/2034	31,211	32,139
4.57%, 01/01/2030	78,487	81,100
4.68%, 02/01/2035 µ	7,991,632	8,304,425
4.72%, 12/01/2026	128,140	130,078
4.74%, 08/01/2036	6,769,325	6,926,218
4.84%, 10/01/2034 µ	15,950,635	16,229,778
4.85%, 12/01/2009-06/01/2031	675,548	678,598
4.86%, 03/01/2034	888,694	904,315
4.875%, 04/01/2019	66,138	66,268
4.92%, 04/01/2036	4,984,440	5,011,007

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
4.93%, 10/01/2029	$138,563	$139,680
4.95%, 01/01/2034-04/01/2034	4,950,255	4,993,854
4.98%, 03/01/2033	171,800	176,183
5.08%, 01/01/2036	3,922,724	3,966,200
5.11%, 12/01/2022	15,185	16,204
5.12%, 12/01/2031	90,372	91,637
5.13%, 12/01/2036	61,991	64,875
5.15%, 01/01/2015	43,967	44,732
5.23%, 04/01/2028	115,674	110,330
5.25%, 01/01/2017	87,053	88,140
5.26%, 02/01/2035	502,787	512,392
5.29%, 07/01/2038	3,424,746	3,469,508
5.30%, 07/01/2030-02/01/2038	558,639	570,345
5.32%, 12/01/2034	1,685,210	1,703,656
5.37%, 06/01/2024	200,067	202,728
5.39%, 12/01/2029	74,192	75,500
5.45%, 07/01/2026	42,453	43,226
5.52%, 12/01/2028	53,290	54,094
5.56%, 01/01/2026	428,375	435,482
5.57%, 10/01/2034	305,439	299,969
5.62%, 08/01/2028	80,082	81,751
5.73%, 09/01/2032	212,548	217,408
5.75%, 12/01/2016	11,373	11,580
5.83%, 09/01/2027	280,181	286,485
5.86%, 04/01/2031	746,564	762,363
5.91%, 08/01/2030	283,553	289,502
5.92%, 07/01/2033	259,509	266,178
5.93%, 09/01/2024-08/01/2027	343,022	350,712
5.99%, 05/01/2021	7,701	8,044
6.00%, 08/01/2021	10,856	11,782
6.07%, 04/01/2033	181,473	187,794
6.10%, 12/01/2013	445,492	467,767
6.14%, 12/01/2020	126,615	137,695
6.29%, 06/01/2029	391,483	398,698
6.36%, 04/01/2025	146,727	150,536
6.45%, 05/01/2030	255,017	260,679
6.47%, 11/01/2024	318,357	323,657
6.58%, 09/01/2037	4,309,621	4,512,755
6.67%, 09/01/2032	4,845,763	5,054,737

		142,086,577

Total Agency Mortgage-Backed Pass Through Securities (cost $150,544,766)		154,284,912

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Principal Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 0.1%
FIXED-RATE 0.1%
FNMA, Ser. 2001-T10, Class A2, 7.50%, 12/25/2041 (cost $372,002)	$341,874	$368,525

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.9%
FIXED-RATE 0.0%
Greenwich Capital Comml. Funding Corp., Ser. 2007-GG9, Class AM, 5.48%, 03/10/2039	185,000	81,123

FLOATING-RATE 0.9%
Citigroup Comml. Mtge. Trust, Ser. 2007-C6, Class A4, 5.70%, 12/10/2049	1,875,000	1,458,128
GE Comml. Mtge. Trust, Ser. 2007-C9, Class A4, 5.82%, 12/10/2049	1,400,000	1,127,356
Goldman Sachs Mtge. Securities Corp., Ser. 2007-GG10, Class A4, 5.80%, 08/10/2045	2,785,000	2,111,449
Morgan Stanley Capital I Trust, Ser. 2006-IQ11, Class AM, 5.95%, 10/15/2042	240,000	114,605

		4,811,538

Total Commercial Mortgage-Backed Securities (cost $3,825,258)		4,892,661

CORPORATE BONDS 53.1%
CONSUMER DISCRETIONARY 7.0%
Auto Components 1.0%
Cooper Standard Automotive, Inc.:
7.00%, 12/15/2012	300,000	43,500
8.375%, 12/15/2014	670,000	56,950
Cooper Tire & Rubber Co., 7.625%, 03/15/2027	5,220,000	2,531,700
Goodyear Tire & Rubber Co.:
6.32%, 12/01/2009	1,005,000	996,206
7.86%, 08/15/2011	1,180,000	1,103,300
9.00%, 07/01/2015	490,000	448,350

		5,180,006

Diversified Consumer Services 0.1%
Carriage Services, Inc., 7.875%, 01/15/2015	850,000	692,750
Service Corporation International, 6.75%, 04/01/2015	45,000	41,513

		734,263

Hotels, Restaurants & Leisure 1.0%
Boyd Gaming Corp.:
7.125%, 02/01/2016	375,000	275,625
7.75%, 12/15/2012	95,000	92,625
Caesars Entertainment, Inc., 7.875%, 03/15/2010	1,570,000	934,150
Fontainebleau Las Vegas Holdings, LLC, 10.25%, 06/15/2015 144A	926,000	37,040
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	1,050,000	225,750
MGM MIRAGE, 8.50%, 09/15/2010	380,000	276,450
Pinnacle Entertainment, Inc., 8.75%, 10/01/2013	60,000	58,200
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	226,000	210,180
Seneca Gaming Corp., 7.25%, 05/01/2012	585,000	415,350

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Hotels, Restaurants & Leisure continued
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A	$1,330,000	$698,250
Six Flags, Inc.:
8.875%, 02/01/2010	355,000	53,250
12.25%, 07/15/2016 144A	147,000	103,635
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015 •	7,551,000	585,203
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	1,610,000	1,529,500

		5,495,208

Household Durables 2.2%
D.R. Horton, Inc.:
4.875%, 01/15/2010	700,000	693,000
6.00%, 04/15/2011	150,000	145,500
9.75%, 09/15/2010	1,950,000	1,962,187
Hovnanian Enterprises, Inc.:
8.00%, 04/01/2012	240,000	109,200
11.50%, 05/01/2013	190,000	164,350
Lennar Corp.:
5.125%, 10/01/2010	2,385,000	2,235,937
5.60%, 05/31/2015	245,000	190,488
12.25%, 06/01/2017 144A	235,000	239,700
Libbey, Inc., FRN, 9.57%, 06/01/2011	1,995,000	1,087,275
Meritage Homes Corp.:
6.25%, 03/15/2015	910,000	668,850
7.00%, 05/01/2014	1,155,000	883,575
Newell Rubbermaid, Inc., 10.60%, 04/15/2019	395,000	431,955
Pulte Homes, Inc.:
7.875%, 08/01/2011	1,295,000	1,298,237
8.125%, 03/01/2011	770,000	773,850
Whirlpool Corp., 8.60%, 05/01/2014	1,010,000	1,035,927

		11,920,031

Internet & Catalog Retail 0.1%
Ticketmaster Entertainment, Inc., 10.75%, 08/01/2016 144A	930,000	639,375

Media 1.5%
Charter Communications, Inc.:
8.00%, 04/30/2012 144A	810,000	765,450
10.875%, 09/15/2014 144A	3,315,000	3,315,000
CSC Holdings, Inc., 7.625%, 04/01/2011	830,000	834,150
DirectTV Holdings, LLC, 7.625%, 05/15/2016	40,000	39,800
Ion Media Networks, Inc., FRN, 8.38%, 01/15/2013 144A	2,308,265	23,082
Lamar Media Corp.:
6.625%, 08/15/2015	115,000	90,850
7.25%, 01/01/2013	180,000	162,000
Mediacom, LLC, 7.875%, 02/15/2011	590,000	587,050

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
R.H. Donnelley Corp., 11.75%, 05/15/2015 144A	$661,000	$132,200
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	242,000	136,125
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013	455,000	275,275
Time Warner, Inc., 8.25%, 04/01/2019	1,330,000	1,472,390
XM Satellite Radio Holdings, Inc., 13.00%, 08/01/2013 144A	570,000	373,350
Young Broadcasting, Inc.:
8.75%, 01/15/2014 •	2,121,000	10,605
10.00%, 03/01/2011 •	1,540,000	7,700

		8,225,027

Multiline Retail 0.0%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	266,337	147,817

Specialty Retail 0.4%
American Achievement Corp., 8.25%, 04/01/2012 144A	2,740,000	2,178,300
American Achievement Corp., Step Bond, 10.25%, 10/01/2012 ††	445,000	251,425

		2,429,725

Textiles, Apparel & Luxury Goods 0.7%
Oxford Industries, Inc., 8.875%, 06/01/2011	2,561,000	2,138,435
Visant Corp., 7.625%, 10/01/2012	1,495,000	1,457,625

		3,596,060

CONSUMER STAPLES 1.0%
Beverages 0.2%
Anheuser-Busch InBev, 7.75%, 01/15/2019 144A	895,000	938,638

Food Products 0.4%
Dean Foods Co., 6.625%, 05/15/2009	25,000	25,027
Del Monte Foods Co.:
6.75%, 02/15/2015	285,000	275,025
8.625%, 12/15/2012	1,119,000	1,146,975
Tyson Foods, Inc.:
7.85%, 04/01/2016	690,000	629,242
10.50%, 03/01/2014 144A	165,000	173,250

		2,249,519

Tobacco 0.4%
Altria Group, Inc., 10.20%, 02/06/2039	1,820,000	2,008,710

ENERGY 10.2%
Energy Equipment & Services 2.0%
Bristow Group, Inc., 7.50%, 09/15/2017	1,245,000	1,014,675
Forbes Energy Services, Ltd., 11.00%, 02/15/2015	4,095,000	2,825,550
GulfMark Offshore, Inc., 7.75%, 07/15/2014	1,305,000	1,102,725
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	3,090,000	2,564,700
Parker Drilling Co., 9.625%, 10/01/2013	884,000	696,150

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Energy Equipment & Services continued
PHI, Inc., 7.125%, 04/15/2013	$2,260,000	$1,649,800
Smith International, Inc., 9.75%, 03/15/2019	935,000	989,754

		10,843,354

Oil, Gas & Consumable Fuels 8.2%
Chesapeake Energy Corp.:
6.875%, 01/15/2016	4,930,000	4,406,187
9.50%, 02/15/2015	1,470,000	1,492,050
Delta Petroleum Corp., 7.00%, 04/01/2015	1,135,000	374,550
El Paso Corp.:
7.42%, 02/15/2037	1,670,000	1,177,848
12.00%, 12/12/2013	445,000	482,825
Encore Acquisition Co.:
6.00%, 07/15/2015	1,760,000	1,443,200
9.50%, 05/01/2016	265,000	256,388
Energy Transfer Partners, LP, 9.00%, 04/15/2019	330,000	360,704
Exco Resources, Inc., 7.25%, 01/15/2011	2,970,000	2,524,500
Ferrellgas Partners, LP, 8.75%, 06/15/2012	450,000	414,000
Florida Gas Transmission Co., LLC, 7.90%, 05/15/2019 144A #	665,000	662,978
Forest Oil Corp.:
7.25%, 06/15/2019	1,425,000	1,193,437
7.25%, 06/15/2019 144A	1,045,000	875,187
8.50%, 02/15/2014 144A	660,000	643,500
Frontier Oil Corp., 6.625%, 10/01/2011	885,000	876,150
Newfield Exploration Co.:
6.625%, 04/15/2016	240,000	218,400
7.125%, 05/15/2018	680,000	618,800
Nustar Logistics, LP, 7.65%, 04/15/2018	2,245,000	1,986,524
Peabody Energy Corp.:
5.875%, 04/15/2016	2,800,000	2,534,000
7.875%, 11/01/2026	1,600,000	1,472,000
Petrohawk Energy Corp.:
7.875%, 06/01/2015 144A	2,455,000	2,313,837
10.50%, 08/01/2014 144A	495,000	499,950
Plains Exploration & Production Co.:
7.625%, 06/01/2018	2,615,000	2,281,587
8.75%, 05/01/2019	490,000	503,211
Sabine Pass LNG, LP:
7.25%, 11/30/2013	1,735,000	1,457,400
7.50%, 11/30/2016	2,650,000	2,106,750
SandRidge Energy, Inc., 8.00%, 06/01/2018 144A	350,000	308,000
Southwestern Energy Co., 7.50%, 02/01/2018 144A	315,000	307,913
Stallion Oilfield Services, Ltd., 9.75%, 02/01/2015 144A	865,000	173,000
Sunoco, Inc., 9.625%, 04/15/2015	115,000	123,829

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Tennessee Gas Pipeline, 8.00%, 02/01/2016 144A	$860,000	$881,500
Tesoro Corp., 6.50%, 06/01/2017	1,675,000	1,369,312
Valero Energy Corp.:
6.875%, 07/15/2012	1,060,000	1,032,159
9.375%, 03/15/2019	360,000	402,735
10.50%, 03/15/2039	895,000	990,358
Williams Cos.:
7.50%, 01/15/2031	2,080,000	1,725,335
8.125%, 03/15/2012	3,560,000	3,649,000
8.75%, 01/15/2020 144A	685,000	705,057

		44,844,161

FINANCIALS 11.2%
Capital Markets 0.4%
E*TRADE Financial Corp.:
8.00%, 06/15/2011	380,000	212,800
12.50%, 11/30/2017 144A	1,190,000	597,975
12.50%, 11/30/2017	827,000	415,568
Goldman Sachs Group, Inc., 6.15%, 04/01/2018	463,000	437,446
Lehman Brothers Holdings, Inc., 6.875%, 05/02/2018 •	215,000	33,056
Morgan Stanley:
6.625%, 04/01/2018	325,000	309,797
FRN, 1.57%, 10/15/2015	405,000	306,508

		2,313,150

Consumer Finance 7.6%
CCH II Capital Corp., 10.25%, 09/15/2010 •	3,050,000	2,790,750
Daimler Financial Services AG, 4.875%, 06/15/2010	1,000,000	992,798
Ford Motor Credit Co., LLC:
5.70%, 01/15/2010	5,205,000	4,893,653
7.375%, 10/28/2009	1,000,000	960,359
9.75%, 09/15/2010	2,213,000	1,992,395
GMAC, LLC:
5.625%, 05/15/2009	2,525,000	2,497,836
6.75%, 12/01/2014 144A	248,000	183,717
6.875%, 09/15/2011 144A	1,839,000	1,600,758
6.875%, 08/28/2012 144A	1,844,000	1,457,770
7.00%, 02/01/2012 144A	262,000	214,966
7.50%, 12/31/2013 144A	1,405,000	885,917
7.75%, 01/19/2010	2,410,000	2,169,436
8.00%, 12/31/2018 144A	1,252,000	501,372
8.00%, 11/01/2031 144A	2,259,000	1,584,578
FRN, 2.49%, 05/15/2009	5,970,000	5,902,837
HSBC Finance Corp., 5.00%, 06/30/2015	2,400,000	2,055,233

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance continued
International Lease Finance Corp.:
4.375%, 11/01/2009	$615,000	$584,106
4.55%, 10/15/2009	510,000	494,317
4.75%, 07/01/2009	335,000	327,458
4.75%, 01/13/2012	620,000	409,860
4.875%, 09/01/2010	1,205,000	1,051,050
5.00%, 04/15/2010	40,000	35,863
5.125%, 11/01/2010	35,000	28,810
JBS USA Finance, Inc., 11.625%, 05/01/2014 144A	2,335,000	2,229,925
Nielsen Finance, LLC, 11.50%, 05/01/2016 144A	125,000	120,000
NiSource Finance Corp., 10.75%, 03/15/2016	1,145,000	1,226,758
Sprint Capital Corp.:
6.875%, 11/15/2028	4,830,000	3,284,400
7.625%, 01/30/2011	1,115,000	1,080,156

		41,557,078

Diversified Financial Services 0.9%
Leucadia National Corp.:
7.125%, 03/15/2017	1,785,000	1,334,288
8.125%, 09/15/2015	4,440,000	3,751,800

		5,086,088

Insurance 0.1%
Marsh & McLennan Cos., 9.25%, 04/15/2019	390,000	406,731

Real Estate Investment Trusts (REITs) 1.3%
Host Marriott Corp.:
7.125%, 11/01/2013	810,000	765,450
Ser. Q, 6.75%, 06/01/2016	470,000	412,425
Omega Healthcare Investors, Inc.:
7.00%, 04/01/2014	965,000	904,688
7.00%, 01/15/2016	570,000	530,100
Ventas, Inc.:
6.75%, 04/01/2017	3,015,000	2,728,575
7.125%, 06/01/2015	1,165,000	1,112,575
9.00%, 05/01/2012	555,000	582,750

		7,036,563

Real Estate Management & Development 0.4%
Toll Corp.:
8.25%, 02/01/2011	1,890,000	1,885,275
8.91%, 10/15/2017	465,000	468,119

		2,353,394

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Thrifts & Mortgage Finance 0.5%
Residential Capital, LLC:
4.35%, 05/22/2009	$680,000	$657,900
8.50%, 05/15/2010 144A	2,425,000	1,927,875

		2,585,775

HEALTH CARE 2.6%
Health Care Equipment & Supplies 0.2%
Biomet, Inc.:
10.375%, 10/15/2017	645,000	624,037
11.625%, 10/15/2017	695,000	677,625

		1,301,662

Health Care Providers & Services 2.2%
HCA, Inc.:
6.30%, 10/01/2012	440,000	391,600
7.875%, 02/01/2011	565,000	556,525
8.50%, 04/15/2019 144A	2,455,000	2,482,619
8.75%, 09/01/2010	1,101,000	1,103,752
9.25%, 11/15/2016	655,000	650,088
9.625%, 11/15/2016	3,975,000	3,696,750
Humana, Inc., 7.20%, 06/15/2018	1,000,000	843,113
Omnicare, Inc., 6.125%, 06/01/2013	2,025,000	1,913,625
Symbion, Inc., 11.00%, 08/23/2015	342,212	164,262

		11,802,334

Pharmaceuticals 0.2%
Pfizer, Inc., 5.35%, 03/15/2015	900,000	968,705

INDUSTRIALS 3.2%
Aerospace & Defense 1.6%
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	8,200,000	7,544,000
6.375%, 10/15/2015	564,000	537,210
Vought Aircraft Industries, Inc., 8.00%, 07/15/2011	1,235,000	509,438

		8,590,648

Commercial Services & Supplies 0.9%
Allied Waste North America, Inc., 6.875%, 06/01/2017	320,000	310,872
Browning-Ferris Industries, Inc.:
7.40%, 09/15/2035	1,365,000	1,186,556
9.25%, 05/01/2021	1,620,000	1,603,962
Corrections Corporation of America:
6.75%, 01/31/2014	205,000	200,388
7.50%, 05/01/2011	125,000	125,625
DigitalGlobe, Inc., 10.50%, 05/01/2014 144A	245,000	246,837

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Commercial Services & Supplies continued
Geo Group, Inc., 8.25%, 07/15/2013	$150,000	$143,625
Mobile Mini, Inc., 6.875%, 05/01/2015	1,645,000	1,209,075

		5,026,940

Machinery 0.4%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	6,605,000	2,080,575

Road & Rail 0.1%
Kansas City Southern, 13.00%, 12/15/2013	445,000	473,925

Trading Companies & Distributors 0.2%
United Rentals, Inc., 6.50%, 02/15/2012	1,625,000	1,462,500

INFORMATION TECHNOLOGY 2.5%
Communications Equipment 0.3%
EchoStar Corp.:
6.625%, 10/01/2014	910,000	848,575
7.75%, 05/31/2015	595,000	568,225

		1,416,800

Electronic Equipment, Instruments & Components 1.7%
Anixter International, Inc., 10.00%, 03/15/2014	1,530,000	1,468,800
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	2,330,000	2,108,650
Jabil Circuit, Inc.:
5.875%, 07/15/2010	345,000	329,475
8.25%, 03/15/2018	6,080,000	5,046,400
Sanmina-SCI Corp., 8.125%, 03/01/2016	1,000,000	510,000

		9,463,325

IT Services 0.1%
iPayment, Inc., 9.75%, 05/15/2014	1,155,000	675,675

Semiconductors & Semiconductor Equipment 0.4%
National Semiconductor Corp., 6.60%, 06/15/2017	1,035,000	812,557
Spansion, Inc.:
11.25%, 01/15/2016 144A •	200,000	21,000
FRN, 4.39%, 06/01/2013 144A •	3,035,000	1,229,175

		2,062,732

MATERIALS 5.0%
Chemicals 1.5%
Huntsman, LLC, 11.625%, 10/15/2010	2,170,000	2,218,825
Koppers Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00%, 11/15/2014 †	2,295,000	1,962,225
Lubrizol Corp., 8.875%, 02/01/2019	465,000	505,345
MacDermid, Inc., 9.50%, 04/15/2017 144A	318,000	159,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Chemicals continued
Momentive Performance Materials, Inc.:
9.75%, 12/01/2014	$615,000	$213,712
10.125%, 12/01/2014	536,340	120,676
11.50%, 12/01/2016	255,000	58,650
Mosaic Co.:
7.30%, 01/15/2028	1,385,000	1,131,368
7.625%, 12/01/2016 144A	1,435,000	1,444,226
Tronox Worldwide, LLC, 9.50%, 12/01/2012 •	1,885,000	329,875

		8,143,902

Construction Materials 0.9%
CPG International, Inc.:
10.50%, 07/01/2013	3,950,000	1,797,250
FRN, 8.56%, 07/01/2012	880,000	400,400
CRH America, Inc.:
5.625%, 09/30/2011	455,000	410,133
8.125%, 07/15/2018	1,745,000	1,457,539
Texas Industries, Inc., 7.25%, 07/15/2013 144A	1,157,000	945,848

		5,011,170

Containers & Packaging 0.9%
Exopack Holding Corp., 11.25%, 02/01/2014	3,505,000	2,471,025
Graham Packaging Co., 8.50%, 10/15/2012	1,540,000	1,332,100
Graphic Packaging International, Inc., 8.50%, 08/15/2011	935,000	918,637

		4,721,762

Metals & Mining 0.8%
AK Steel Corp., 7.75%, 06/15/2012	590,000	531,000
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014	135,000	133,783
8.25%, 04/01/2015	2,270,000	2,238,515
8.375%, 04/01/2017	1,470,000	1,442,644
Indalex Holdings Corp., 11.50%, 02/01/2014 •	3,170,000	206,050

		4,551,992

Paper & Forest Products 0.9%
Georgia Pacific Corp.:
8.125%, 05/15/2011	800,000	806,000
8.25%, 05/01/2016 144A	410,000	412,050
8.875%, 05/15/2031	285,000	245,100
International Paper Co., 7.95%, 06/15/2018	2,635,000	2,295,847
Verso Paper Holdings, LLC:
9.125%, 08/01/2014	965,000	448,725
11.375%, 08/01/2016	1,683,000	403,920

		4,611,642

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES 3.4%
Diversified Telecommunication Services 1.8%
Citizens Communications Co.:
7.875%, 01/15/2027	$1,720,000	$1,350,200
9.25%, 05/15/2011	1,570,000	1,660,275
FairPoint Communications, Inc., 13.125%, 04/01/2018	1,190,000	331,713
Frontier Communications Corp., 8.25%, 05/01/2014	200,000	197,500
Qwest Corp.:
6.50%, 06/01/2017	310,000	277,450
7.50%, 06/15/2023	705,000	564,000
7.875%, 09/01/2011	465,000	463,837
8.375%, 05/01/2016 144A	480,000	480,000
8.875%, 03/15/2012	3,810,000	3,886,200
West Corp., 9.50%, 10/15/2014	670,000	584,575

		9,795,750

Wireless Telecommunication Services 1.6%
Centennial Communications Corp., 8.125%, 02/01/2014	2,675,000	2,788,687
Cricket Communications, Inc., 9.375%, 11/01/2014	230,000	228,850
MetroPCS Communications, Inc., 9.25%, 11/01/2014	1,925,000	1,937,031
Sprint Nextel Corp.:
6.90%, 05/01/2019	270,000	225,450
Ser. D, 7.375%, 08/01/2015	2,120,000	1,523,750
Ser. E, 6.875%, 10/31/2013	2,765,000	2,135,963

		8,839,731

UTILITIES 7.0%
Electric Utilities 4.3%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	3,735,000	3,774,666
Aquila, Inc., Step Bond, 11.875%, 07/01/2012 ††	7,225,000	7,591,199
CMS Energy Corp., 8.50%, 04/15/2011	355,000	364,246
Edison Mission Energy, 7.00%, 05/15/2017	60,000	45,600
Energy Future Holdings Corp., 11.25%, 11/01/2017	1,915,000	991,012
Mirant Mid-Atlantic, LLC, Ser. C, 10.06%, 12/30/2028	2,669,567	2,642,871
Mirant North America, LLC, 7.375%, 12/31/2013	1,010,000	977,175
NRG Energy, Inc., 7.375%, 02/01/2016	3,195,000	3,083,175
Orion Power Holdings, Inc., 12.00%, 05/01/2010	3,400,000	3,570,000
Public Service Company of New Mexico, 7.95%, 04/01/2015	420,000	387,001

		23,426,945

Gas Utilities 0.8%
Atmos Energy Corp., 8.50%, 03/15/2019	955,000	1,013,811
National Fuel Gas Co., 8.75%, 05/01/2019	1,970,000	1,976,578
ONEOK, Inc., 8.625%, 03/01/2019	1,435,000	1,460,906

		4,451,295

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Independent Power Producers & Energy Traders 1.4%
AES Corp.:
8.00%, 10/15/2017	$35,000	$32,200
8.00%, 06/01/2020 144A	340,000	299,200
Dynegy Holdings, Inc.:
6.875%, 04/01/2011	1,035,000	978,075
7.125%, 05/15/2018	415,000	255,225
7.50%, 06/01/2015	160,000	126,400
Reliant Energy, Inc.:
6.75%, 12/15/2014	4,965,000	4,816,050
7.625%, 06/15/2014	1,150,000	1,043,625
7.875%, 06/15/2017	290,000	260,275

		7,811,050

Multi-Utilities 0.5%
NorthWestern Corp., 6.34%, 04/01/2019 144A	230,000	227,341
PNM Resources, Inc., 9.25%, 05/15/2015	400,000	363,000
Texas-New Mexico Power Co., 9.50%, 04/01/2019 144A	2,110,000	2,129,946

		2,720,287

Total Corporate Bonds (cost $333,683,276)		290,002,020

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 14.0%
CONSUMER DISCRETIONARY 0.5%
Media 0.1%
Central European Media Enterprises, Ltd.:
8.25%, 05/15/2012 EUR	500,000	492,855
Class A, FRN, 5.93%, 05/15/2014 EUR	250,000	176,964

		669,819

Multiline Retail 0.3%
Marks & Spencer Group plc, 6.375%, 11/07/2011 GBP	1,000,000	1,496,530

Textiles, Apparel & Luxury Goods 0.1%
Levi Strauss & Co., 8.625%, 04/01/2013 EUR	500,000	552,394

CONSUMER STAPLES 1.9%
Beverages 0.2%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	750,000	1,126,154
Remy Cointreau SA, 5.20%, 01/15/2012 EUR	95,000	113,754

		1,239,908

Food & Staples Retailing 0.4%
Koninklijke Ahold NV, 5.875%, 03/14/2012 EUR	1,000,000	1,323,100
Tesco plc, 3.875%, 03/24/2011 EUR	620,000	836,315

		2,159,415

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
CONSUMER STAPLES continued
Tobacco 1.3%
British American Tobacco plc, 5.50%, 09/15/2016 GBP	2,000,000	$2,960,879
Imperial Tobacco Group plc, 8.375%, 02/17/2016 EUR	3,000,000	4,096,352

		7,057,231

FINANCIALS 7.2%
Capital Markets 0.3%
Asset Repackaging Trust, 9.91%, 12/21/2011 EUR @	975,078	1,019,199
Morgan Stanley, 5.375%, 11/14/2013 GBP	560,000	735,076

		1,754,275

Commercial Banks 4.1%
Eurofima, 6.25%, 12/28/2018 AUD	2,450,000	1,819,209
European Investment Bank:
3.125%, 04/15/2014 EUR	1,900,000	2,527,927
4.25%, 10/15/2014 EUR	3,000,000	4,211,422
5.75%, 09/15/2009 AUD	1,320,000	967,573
6.125%, 01/23/2017 AUD	8,530,000	6,361,683
Instituto de Credito Oficial, 4.375%, 05/23/2012 EUR	3,800,000	5,274,698
Kreditanstalt fur Wiederaufbau, 5.25%, 01/12/2012 GBP	530,000	839,978
Rabobank Australia, Ltd., 6.25%, 11/22/2011 NZD	725,000	420,584

		22,423,074

Consumer Finance 2.0%
ABB International Finance, Ltd., 6.50%, 11/30/2011 EUR	2,660,000	3,740,371
HSBC Finance Corp., 7.00%, 03/27/2012 GBP	370,000	512,653
Total Capital SA, 5.50%, 01/29/2013 GBP	1,000,000	1,575,462
Toyota Motor Credit Corp., 8.50%, 12/21/2010 NZD	5,460,000	3,237,930
Virgin Media Finance plc, 8.75%, 04/15/2014 EUR	940,000	1,181,528
Wind Acquisition Finance SpA, 9.75%, 12/01/2015 EUR	500,000	618,549

		10,866,493

Diversified Financial Services 0.4%
Dubai Holding Commercial Operations Group, LLC, 6.00%, 02/01/2017 GBP	1,000,000	819,190
FMG Finance Property, Ltd., 9.75%, 09/01/2013 EUR	1,495,000	1,641,768

		2,460,958

Insurance 0.4%
AIG SunAmerica, Inc., 5.625%, 02/01/2012 GBP	2,000,000	1,987,408

INDUSTRIALS 0.7%
Aerospace & Defense 0.3%
Bombardier, Inc., 7.25%, 11/15/2016 EUR	1,430,000	1,400,104

Commercial Services & Supplies 0.1%
Iron Mountain, Inc., 6.75%, 10/15/2018 EUR	600,000	646,995

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Principal
	Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
INDUSTRIALS continued
Machinery 0.3%
Harsco Corp., 7.25%, 10/27/2010 GBP	1,000,000	$1,540,602
Savcio Holdings, Ltd., 8.00%, 02/15/2013 EUR	250,000	219,965

		1,760,567

MATERIALS 0.6%
Chemicals 0.2%
Huntsman, LLC, 6.875%, 11/15/2013 EUR	710,000	516,670
Rockwood Specialties Group, Inc., 7.625%, 11/15/2014 EUR	800,000	899,708

		1,416,378

Containers & Packaging 0.2%
Owens-Illinois European Group BV, 6.875%, 03/31/2017 EUR	900,000	1,047,895

Metals & Mining 0.2%
New World Resources NV, 7.375%, 05/15/2015 EUR	1,000,000	873,246

TELECOMMUNICATION SERVICES 1.7%
Diversified Telecommunication Services 1.7%
Deutsche Telekom AG, 6.25%, 12/09/2010 GBP	1,700,000	2,614,988
France Telecom:
4.75%, 02/21/2017 EUR	2,000,000	2,674,349
7.25%, 01/28/2013 EUR	1,850,000	2,773,288
Nordic Telephone Co., 8.25%, 05/01/2016 EUR	900,000	1,077,665

		9,140,290

UTILITIES 1.4%
Multi-Utilities 1.1%
National Grid plc, 4.375%, 03/10/2020 EUR	3,000,000	3,314,734
Veolia Environnement SA, 4.00%, 02/12/2016 EUR	2,000,000	2,436,030

		5,750,764

Water Utilities 0.3%
Nalco Holdings Co., 7.75%, 11/15/2011 EUR	1,215,000	1,607,566

Total Foreign Bonds – Corporate (Principal Amount Denominated in Currency Indicated) (cost $87,439,510)		76,311,310

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 16.0%
Caisse d’Amortissement de la Dette Sociale, 4.125%, 04/25/2017 EUR	4,880,000	6,685,759
Canada, 4.25%, 06/01/2018 CAD	9,800,000	9,054,796
France:
2.25%, 07/25/2020 EUR	7,310,717	10,059,796
4.25%, 04/25/2019 EUR	9,450,000	13,169,466
Korea:
5.25%, 09/10/2015 KRW	2,850,000,000	2,304,664
5.25%, 03/10/2027 KRW	3,865,000,000	3,113,102

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Principal
	Amount	Value

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
Malaysia, 3.83%, 09/28/2011 MYR	18,000,000	$5,188,783
Mexico, 10.00%, 12/05/2024 MXN	60,940,000	5,234,987
Netherlands, 4.00%, 07/15/2018 EUR	6,920,000	9,440,779
New Zealand, 6.00%, 12/15/2017 NZD	8,390,000	4,975,187
Norway, 4.25%, 05/19/2017 NOK	59,780,000	9,424,985
Sweden:
3.75%, 08/12/2017 SEK	29,000,000	3,774,595
4.50%, 08/12/2015 SEK	37,000,000	5,066,167

Total Foreign Bonds – Government (Principal Amount Denominated in Currency Indicated) (cost $91,273,510)		87,493,066

U.S. TREASURY OBLIGATIONS 3.5%
U.S. Treasury Bond, 3.50%, 02/15/2039	$10,250,000	9,290,631
U.S. Treasury Note, 2.75%, 02/15/2019	10,070,000	9,756,853

Total U.S. Treasury Obligations (cost $20,436,690)		19,047,484

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 2.0%
FIXED-RATE 0.8%
Bear Stearns Securities Trust, Ser. 2007, Class AM, 5.92%, 06/11/2050	3,990,000	1,900,898
Countrywide Alternative Loan Trust, Inc., Ser. 2005-50CB, Class 1A1, 5.50%, 11/25/2035	911,951	513,210
Greenwich Capital Comml. Funding Corp., Ser. 2007-GG11, Class AM, 5.87%, 08/10/2017	4,065,000	1,871,786

		4,285,894

FLOATING-RATE 1.2%
American Home Mtge. Assets:
Ser. 2006-2, Class 1A1, 3.01%, 09/25/2046	3,945,014	1,458,653
Ser. 2007-1, Class A1, 2.75%, 02/25/2047	811,155	244,853
Banc of America Comml. Mtge., Inc., Ser. 2007-04, Class A4, 5.74%, 02/10/2051	3,654,000	2,857,647
GSR Mtge. Loan Trust, Ser. 2007-AR1, Class 2A1, 6.00%, 03/25/2037	1,780,004	1,006,993
Lehman XS Trust, Ser. 2006-18N, Class A5A, 0.56%, 12/25/2036	4,135,000	589,210
Washington Mutual, Inc. Mtge. Pass-Through Cert., Ser. 2006-AR09, Class 2A, 2.89%, 11/25/2046	1,334,075	400,610

		6,557,966

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $15,929,593)		10,843,860

YANKEE OBLIGATIONS – CORPORATE 8.7%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Videotron, Ltd.:
9.125%, 04/15/2018	85,000	88,719
9.125%, 04/15/2018 144A	50,000	52,500

		141,219

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Principal
	Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
CONSUMER STAPLES 0.6%
Beverages 0.5%
Bacardi, Ltd., 8.20%, 04/01/2019 144A	$2,820,000	$2,829,298

Food & Staples Retailing 0.1%
Tesco plc, 5.50%, 11/15/2017	500,000	485,802

ENERGY 1.4%
Oil, Gas & Consumable Fuels 1.4%
Connacher Oil & Gas, Ltd., 10.25%, 12/15/2015 144A	2,075,000	933,750
Griffin Coal Mining Co., Ltd.:
9.50%, 12/01/2016	2,034,000	741,747
9.50%, 12/01/2016 144A	9,875,000	3,604,375
OPTI Canada, Inc.:
7.875%, 12/15/2014	3,505,000	1,901,462
8.25%, 12/15/2014	425,000	235,875

		7,417,209

FINANCIALS 1.4%
Consumer Finance 0.3%
KazMunaiGaz Finance Sub BV, 8.375%, 07/02/2013 144A	700,000	626,500
Petroplus Finance, Ltd.:
6.75%, 05/01/2014 144A	685,000	568,550
7.00%, 05/01/2017 144A	170,000	137,700
Virgin Media Finance plc, 9.125%, 08/15/2016	155,000	153,450

		1,486,200

Diversified Financial Services 1.1%
FMG Finance Property, Ltd.:
10.625%, 09/01/2016 144A	3,525,000	3,102,000
FRN, 5.26%, 09/01/2011 144A	1,105,000	983,450
Preferred Term Securities XII, Ltd., FRN, 2.20%, 12/24/2033 • +	635,000	4,109
Ship Finance International, Ltd., 8.50%, 12/15/2013	2,650,000	1,934,500

		6,024,059

INDUSTRIALS 1.6%
Machinery 0.4%
Ingersoll-Rand Co., Ltd., 9.50%, 04/15/2014	1,895,000	1,984,150

Road & Rail 1.2%
Kansas City Southern de Mexico:
7.375%, 06/01/2014	4,875,000	3,973,125
9.375%, 05/01/2012	2,215,000	2,037,800
12.50%, 04/01/2016 144A	580,000	565,500

		6,576,425

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Principal
	Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
MATERIALS 2.0%
Metals & Mining 1.9%
Barrick Gold Corp., 6.95%, 04/01/2019	$615,000	$651,561
Evraz Group SA:
8.875%, 04/24/2013 144A	1,200,000	828,000
8.875%, 04/24/2013	480,000	330,979
9.50%, 04/24/2018 144A	1,635,000	1,017,787
Novelis, Inc., 7.25%, 02/15/2015	4,140,000	2,173,500
Rio Tinto, Ltd., 9.00%, 05/01/2019	2,240,000	2,306,916
Vedanta Resources plc, 9.50%, 07/18/2018 144A	3,755,000	2,759,925

		10,068,668

Paper & Forest Products 0.1%
Cascades, Inc., 7.25%, 02/15/2013	940,000	747,300

TELECOMMUNICATION SERVICES 1.5%
Diversified Telecommunication Services 0.4%
Vimpel Communications:
8.375%, 04/30/2013 144A	45,000	36,337
9.125%, 04/30/2018 144A	3,155,000	2,263,713

		2,300,050

Wireless Telecommunication Services 1.1%
Inmarsat, plc, Sr. Disc. Note, Step Bond, 10.375%, 11/15/2012 †	1,185,000	1,220,550
Intelsat, Ltd.:
8.50%, 04/15/2013 144A	2,495,000	2,482,525
8.875%, 01/15/2015 144A	339,000	336,780
11.25%, 06/15/2016	240,000	246,600
Telesat Canada, Inc., 11.00%, 11/01/2015 144A	1,975,000	1,846,625

		6,133,080

UTILITIES 0.2%
Electric Utilities 0.2%
E.ON AG, 5.80%, 04/30/2018	1,000,000	960,303
InterGen NV, 9.00%, 06/30/2017 144A	185,000	176,675

		1,136,978

Total Yankee Obligations – Corporate (cost $58,568,631)		47,330,438

	Shares	Value

COMMON STOCKS 0.0%
ENERGY 0.0%
Oil, Gas & Consumable Fuels 0.0%
Newfield Exploration Co. * (cost $34,839)	1,828	56,997

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Principal
	Amount	Value

CONVERTIBLE DEBENTURES 0.1%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Sinclair Broadcast Group, Inc., 3.00%, 05/15/2027	$245,000	$137,813

INFORMATION TECHNOLOGY 0.1%
Communications Equipment 0.1%
Lucent Technologies, Inc., 2.875%, 06/15/2025	990,000	632,362

Total Convertible Debentures (cost $615,310)		770,175

LOANS 5.3%
CONSUMER DISCRETIONARY 1.5%
Abitibi Consolidated, Inc., FRN, 11.50%, 03/30/2010	774,898	596,672
Fontainebleau Resorts, LLC, FRN:
3.69%, 06/06/2014	735,641	73,571
4.53%, 06/06/2014	1,471,283	147,143
Ford Motor Co., FRN, 3.46%-4.14%, 12/15/2013	1,288,919	810,885
General Motors Corp., FRN, 8.00%, 11/29/2013	1,174,723	781,707
Greektown Casino, LLC, FRN, 5.00%, 12/03/2012	760,000	159,608
Idearc, Inc., FRN:
3.75%, 11/13/2013 •	232,986	91,037
6.25%, 11/17/2014 •	1,885,563	725,941
Ion Media Networks, Inc., FRN, 6.38%, 01/15/2012	4,055,000	1,028,997
Metaldyne Corp., FRN:
4.19%-5.19%, 01/11/2012 @	903,599	187,506
6.19%-8.00%, 01/11/2014 @	6,182,027	1,282,771
Newsday, LLC, 9.75%, 07/15/2013 <	1,685,000	1,627,862
Tower Automotive Holdings, FRN, 4.69%-5.56%, 07/31/2013	394,990	144,732
Tropicana Entertainment, LLC, FRN, 6.50%, 01/03/2012	2,335,000	653,823

		8,312,255

CONSUMER STAPLES 0.5%
Merisant Co., FRN, 3.93%, 01/11/2010 <	3,678,264	2,887,437

ENERGY 0.6%
Alon Krotz Springs, Inc., FRN, 10.75%, 07/03/2014	367,297	248,624
Saint Acquisition Corp., FRN, 3.81%, 06/05/2014	827,258	492,252
Semgroup Energy Partners, FRN, 9.00%, 07/20/2012 <	2,925,000	2,490,052

		3,230,928

FINANCIALS 0.1%
Realogy Corp., FRN:
3.50%, 09/01/2014	216,830	145,250
4.18%, 09/01/2014	805,367	539,500

		684,750

HEALTH CARE 0.2%
HCA, Inc., FRN, 3.22%, 11/18/2012	890,352	805,279

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Principal
	Amount	Value

LOANS continued
INDUSTRIALS 0.3%
Clarke American Corp., FRN, 2.93%-3.96%, 02/28/2014	$1,403,633	$1,000,271
Neff Corp., FRN:
3.97%, 11/30/2014	4,910,000	736,500
4.82%, 05/31/2013	51,750	21,660

		1,758,431

INFORMATION TECHNOLOGY 0.1%
iPayment, Inc., FRN, 2.45%-3.23%, 05/10/2013	468,967	298,399

MATERIALS 1.8%
Graham Packaging Co., FRN, 2.69%-2.81%, 10/07/2011	668,149	581,851
LyondellBasell, FRN:
5.75%, 12/20/2013 <	776,404	260,095
5.94%, 12/15/2009 <	3,895,716	3,038,697
6.00%, 12/22/2014 <	469,344	157,569
7.00%, 12/20/2013 <	2,036,619	683,733
13.00%, 12/15/2009 <	4,092,404	4,183,379
Novelis, Inc., FRN:
2.43%, 07/06/2014	469,119	337,071
3.22%, 07/06/2014	1,032,071	741,564

		9,983,959

TELECOMMUNICATION SERVICES 0.2%
FairPoint Communications, Inc., N/A, 03/08/2015 <	2,085,000	1,093,958

Total Loans (cost $43,052,842)		29,055,396

	Shares	Value

CLOSED END MUTUAL FUND SHARES 0.4%
Dreyfus High Yield Strategies Fund, Inc.	216,382	599,378
Eaton Vance Limited Duration Income Trust	53,764	622,587
ING Prime Rate Trust	12,336	48,234
LMP Corporate Loan Fund, Inc.	16,391	127,358
Morgan Stanley High Yield Fund, Inc.	6,640	27,954
New America High Income Fund, Inc.	99,690	586,177
Wellington High Yield Plus Fund, Inc.	5,038	13,452

Total Closed End Mutual Fund Shares (cost $1,654,939)		2,025,140

SHORT-TERM INVESTMENTS 4.4%
MUTUAL FUND SHARES 4.4%
Evergreen Institutional Money Market Fund, Class I, 0.57% q ø ##	23,807,126	23,807,126

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS continued
U.S. TREASURY OBLIGATION 0.0%
U.S. Treasury Bill, 0.14%, 06/25/2009 ƒ ß	$250,000	$249,977

Total Short-Term Investments (cost $24,057,073)		24,057,103

Total Investments (cost $853,486,815) 140.6%		767,992,939
Other Assets and Liabilities and Preferred Shares (40.6%)		(221,688,767)

Net Assets Applicable to Common Shareholders 100.0%		$546,304,172

µ	All or a portion of this security has been segregated as collateral for reverse repurchase agreements.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
••	Security which has defaulted on payment of interest and/or principal.
††	The rate shown is the stated rate at the current period end.
#	When-issued or delayed delivery security
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

@	Security is currently paying interest in-kind.
+	Security is deemed illiquid.
*	Non-income producing security
<	All or a portion of the position represents an unfunded loan commitment.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded loans.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ß	Rate shown represents the yield to maturity at date of purchase.

Summary of Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Great British Pound
GNMA	Government National Mortgage Association
KRW	Republic of Korea Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2009 (unaudited)

The following table shows the percentage of total long-term investments by geographic location as of April 30, 2009:

United States	74.0%
France	5.3%
Netherlands	2.6%
Luxembourg	2.5%
Canada	2.3%
United Kingdom	2.1%
Mexico	1.6%
Bermuda	1.5%
Norway	1.3%
Australia	1.2%
Sweden	1.2%
South Korea	0.7%
Spain	0.7%
Malaysia	0.7%
New Zealand	0.7%
Germany	0.6%
Cayman Islands	0.4%
Ireland	0.3%
Switzerland	0.2%
Denmark	0.1%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of April 30, 2009*:

AAA	42.9%
AA	1.4%
A	5.2%
BBB	11.0%
BB	16.8%
B	13.5%
CCC	5.4%
Less than CCC	1.3%
NR	2.5%

100.0%

The following table shows the percent of total investments based on effective maturity as of April 30, 2009*:

Less than 1 year	8.5%
1 to 3 year(s)	12.5%
3 to 5 years	18.6%
5 to 10 years	52.0%
10 to 20 years	6.0%
20 to 30 years	2.4%

100.0%

*	Calculations exclude equity securities, collateral from securities on loan and segregated cash and cash equivalents, as applicable.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2009 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $829,679,689)	$744,185,813
Investments in affiliated issuers, at value (cost $23,807,126)	23,807,126

Total investments	767,992,939
Cash	669,556
Segregated cash	2,506,000
Foreign currency, at value (cost $3,481,049)	3,520,738
Receivable for securities sold	14,124,517
Principal paydown receivable	463,699
Dividends and interest receivable	14,162,052
Unrealized gains on credit default swap transactions	1,080,863
Unrealized gains on forward foreign currency exchange contracts	4,435,906
Premiums paid on credit default swap transactions	260,256
Receivable from investment advisor	7,786
Prepaid structuring fee (See Note 4)	2,197,627

Total assets	811,421,939

Liabilities
Dividends payable applicable to common shareholders	4,554,707
Payable for securities purchased	12,061,193
Unrealized losses on credit default swap transactions	269,203
Unrealized losses on forward foreign currency exchange contracts	11,625,215
Premiums received on credit default swap transactions	3,753,451
Payable for reverse repurchase agreements	90,133,416
Secured borrowing payable	60,002,606
Payable for daily variation margin on open futures contracts	11,250
Payable to investment advisor (See Note 4)	2,133,332
Due to other related parties	935
Accrued expenses and other liabilities	546,495

Total liabilities	185,091,803

Preferred shares at redemption value
$25,000 liquidation value per share applicable to 3,200 shares, including dividends payable of $25,964	80,025,964

Net assets applicable to common shareholders	$546,304,172

Net assets applicable to common shareholders represented by
Paid-in capital	$789,713,810
Overdistributed net investment income	(25,687,677)
Accumulated net realized losses on investments	(125,793,086)
Net unrealized losses on investments	(91,928,875)

Net assets applicable to common shareholders	$546,304,172

Net asset value per share applicable to common shareholders
Based on $546,304,172 divided by 42,055,000 common shares issued and outstanding (100,000,000 common shares authorized)	$12.99

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2009 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $18,250)	$33,824,717
Income from affiliated issuers	319,525
Securities lending	84,378
Dividends	71,901

Total investment income	34,300,521

Expenses
Advisory fee	2,230,242
Administrative services fee	202,749
Transfer agent fees	16,606
Trustees’ fees and expenses	4,362
Printing and postage expenses	70,173
Custodian and accounting fees	130,416
Professional fees	55,458
Secured borrowing fees	5,182,274
Auction agent fees	102,079
Interest expense	2,323,553
Other	49,596

Total expenses	10,367,508
Less: Fee waivers and expense reimbursements	(3,570,192)

Net expenses	6,797,316

Net investment income	27,503,205

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities in unaffiliated issuers	(97,716,654)
Foreign currency related transactions	30,403,852
Futures contracts	(977,777)
Interest rate swap transactions	(19,026)
Credit default swap transactions	1,400,961

Net realized losses on investments	(66,908,644)

Net change in unrealized gains or losses on:
Securities in unaffiliated issuers	119,941,600
Foreign currency related transactions	(26,472,435)
Futures contracts	65,378
Interest rate swap transactions	18,968
Credit default swap transactions	839,572

Net change in unrealized gains or losses on investments	94,393,083

Net realized and unrealized gains or losses on investments	27,484,439
Dividends to preferred shareholders from net investment income	(769,772)

Net increase in net assets applicable to common shareholders resulting from operations	$54,217,872

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2009 (unaudited)	Year Ended October 31, 2008

Operations
Net investment income	$27,503,205	$70,646,241
Net realized losses on investments	(66,908,644)	(15,060,613)
Net change in unrealized gains or losses on investments	94,393,083	(209,925,391)
Dividends to preferred shareholders from net investment income	(769,772)	(12,409,243)

Net increase (decrease) in net assets applicable to common shareholders resulting from operations	54,217,872	(166,749,006)

Distributions to common shareholders from
Net investment income	(74,428,939)	(54,654,678)

Total decrease in net assets applicable to common shareholders	(20,211,067)	(221,403,684)
Net assets applicable to common shareholders
Beginning of period	566,515,239	787,918,923

End of period	$546,304,172	$566,515,239

Undistributed (overdistributed) net investment income	$(25,687,677)	$26,192,133

See Notes to Financial Statements

STATEMENT OF CASH FLOWS

April 30, 2009 (unaudited)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$54,217,872
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchase of investment securities	(511,861,465)
Proceeds from sales of securities	664,517,016
Paydowns	17,276,215
Amortization	(5,487,616)
Swap payments made	1,381,935
Preferred Share distrbutions	769,772
Sale of short-term investment securities, net	14,257,037
Decrease in dividends and interest receivable	7,020,771
Decrease in receivable for securities sold	(1,972,479)
Decrease in receivable for principal paydowns	540,482
Decrease in receivable for daily variation margin on open futures contracts	23,984
Increase in premiums paid on swaps	(260,256)
Increase in receivable from investment advisor	(7,786)
Amortization of prepaid structuring fee	523,105
Decrease in receivable for securities lending income	309
Increase in segregated cash	(1,104,000)
Decrease in prepaid expenses and other assets	18,225
Decrease in payable for securities purchased	(8,218,504)
Decrease in payable for securities on loan	(4,714,774)
Increase in payable for daily variation margin on open futures contracts	11,250
Increase in premiums received on swaps	3,373,008
Decrease in advisory fee payable	(35,879)
Decrease in due to other related parties	(2,969)
Increase in accrued expenses and other liabilities	21,275
Unrealized depreciation on securities in unaffiliated issuers	(119,941,600)
Unrealized depreciation on swaps	(858,540)
Unrealized depreciation on futures	(65,378)
Unrealized appreciation on foreign currency related transactions	26,472,435
Net realized gain on swaps	(1,381,935)
Net realized loss on securities in unaffiliated issuers	97,716,654

Net cash provided by operating activities	232,228,164

Cash flows from financing activities:
Cash distributions paid on Preferred Shares	(851,597)
Cash distributions paid on common shares	(74,428,939)
Increase in reverse repurchase agreements	90,133,416
Payment to investment advisor for secured borrowing	(533,335)
Decrease in secured borrowing	(240,960,724)

Net cash used in financing activities	(226,641,179)

Net increase in cash	5,586,985

Cash (including foreign currency):
Beginning of period	$(1,396,691)

End of period	$4,190,294

Supplemental cash disclosure:
Cash paid for interest	$2,249,188

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Multi-Sector Income Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on April 10, 2003 and is registered as a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to seek a high level of current income consistent with its overall exposure to domestic interest rate risk.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Reverse repurchase agreements

To obtain short-term financing, the Fund may enter into reverse repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing qualified assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the Fund may be delayed or limited in the repurchase of the collateral securities.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Futures contracts

The Fund is subject to interest rate risk, equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

e. Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

f. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

g. Loans

The Fund may purchase loans through an agent, by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Loans are purchased on a when-issued or delayed delivery basis. Interest income is accrued based on the terms of the securities. Fees earned on loan purchasing activities are recorded as income when earned. Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

h. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

i. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

j. Interest rate swaps

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may enter into interest rate swap contracts for hedging purposes to

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

manage the Fund’s exposure to interest rates. Interest rate swaps involve the exchange between the Fund and another party of their commitments to pay or receive interest based on a notional principal amount.

The value of the swap contract is marked-to-market daily based upon quotations from brokers which use prices provided by market makers and any change in value is recorded as an unrealized gain or loss. Payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

k. Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

l. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

m. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

n. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee of 0.55% of the Fund’s average daily total assets. Total assets consist of the net assets of the Fund plus borrowings or other leverage for investment purposes. For the six months ended April 30, 2009, the advisory fee was equivalent to an annual rate of 0.88% of the Fund’s average daily net assets applicable to common shareholders.

First International Advisors, LLC, d/b/a Evergreen International Advisors, an affiliate of EIMC and a majority-owned subsidiary of Wells Fargo, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

Tattersall Advisory Group, Inc., an affiliate of EIMC and an indirect, wholly-owned subsidiary of Wells Fargo, is an investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

On October 3, 2008, Wells Fargo and Wachovia Corporation (“Wachovia”) announced that Wells Fargo agreed to acquire Wachovia in a whole company transaction that would include all of Wachovia’s banking and other businesses. In connection with this transaction, Wachovia issued preferred shares to Wells Fargo representing approximately a 40% voting interest in Wachovia. Due to its ownership of preferred shares, Wells Fargo may have been deemed to control EIMC. If Wells Fargo was deemed to control EIMC, then the existing advisory agreement between the Fund and EIMC and the sub-advisory agreements between EIMC and the Fund’s sub-advisors would have terminated automatically in connection with the issuance of preferred shares. To address this possibility, on October 20, 2008 the Board of Trustees approved an interim advisory agreement with EIMC and an interim sub-advisory agreements with each sub-advisor with the same terms and conditions as the existing agreements, which became effective upon the issuance of the preferred shares. EIMC’s receipt of the advisory fees under the interim advisory agreement was subject to the approval by shareholders of the Fund of a new advisory agreement with EIMC.

On December 31, 2008, Wachovia merged with and into Wells Fargo and as a result of the merger, EIMC, Tattersall Advisory Group, Inc. and Evergreen International Advisors became subsidiaries of Wells Fargo. After the merger, a new interim advisory agreement with the same terms and conditions between the Fund and EIMC went into effect. In addition, a new interim sub-advisory agreement with the same terms and conditions became effective with each sub-advisor to the Fund.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Shareholders approved the new advisory agreement between the Fund and EIMC on February 12, 2009. In addition, on the same date, shareholders also approved a new sub-advisory agreement with each sub-advisor.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended April 30, 2009, EIMC contractually waived its advisory fee in the amount of $2,230,242 and contractually reimbursed other expenses in the amount of $1,339,950. These contractual waivers and reimbursements were put in place to ensure the costs incurred by the Fund under the Facility (see Note 4) would not exceed the sum of the costs that would have been incurred if the Preferred Shares had not been redeemed minus 0.05% of the average outstanding borrowings under the Facility.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual administrative fee of 0.05% of the Fund’s average daily total assets. For the six months ended April 30, 2009, the administrative fee was equivalent to an annual rate of 0.08% of the Fund’s average daily net assets applicable to common shareholders.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wells Fargo. During the six months ended April 30, 2009, the Fund paid brokerage commissions of $180 to Wachovia Securities, LLC, a broker-dealer affiliated with Wells Fargo.

4. CAPITAL SHARE TRANSACTIONS

The Fund has authorized capital of $100,000,000 common shares with no par value. For the six months ended April 30, 2009 and the year ended October 31, 2008, the Fund did not issue any common shares.

As of April 30, 2009, the Fund has issued 3,200 shares of Auction Market Preferred Shares (“Preferred Shares”) consisting of five series, each with a liquidation value of $25,000 plus accumulated but unpaid dividends (whether or not earned or declared). Dividends on each series of Preferred Shares are cumulative at a rate, which is reset based on the result of an auction. During the six months ended April 30, 2009, the Preferred Shares experienced failed auctions and the Fund paid dividends to the holders of Preferred Shares based on the maximum rate allowed under the governing documents for the Preferred Shares. The annualized dividend rate was 1.94% during the six months ended April 30, 2009 which included the maximum rate for the dates on which auctions failed. The Fund will not declare, pay or set apart for payment any dividend to its common shareholders unless the

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Fund has declared and paid or contemporaneously declares and pays full cumulative dividends on each series of Preferred Shares through its most recent dividend payment date.

Each series of Preferred Shares is redeemable, in whole or in part, at the option of the Fund on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends (whether or not earned or declared). Each series of Preferred Shares is also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends (whether or not earned or declared) if the asset coverage with respect to the outstanding Preferred Shares fell below 200%.

The holders of Preferred Shares have voting rights equal to the holders of the Fund’s common shares and will vote together with holders of common shares as a single class. Holders of Preferred Shares, voting separately as a single class, have the right to elect at least two Trustees at all times. The remaining Trustees will be elected by holders of common shares and Preferred Shares, voting together as a single class.

From May 27, 2008 through June 18, 2008, the Fund had redeemed a pro rata portion of each of its series of Preferred Shares having an aggregate liquidation preference of $320,000,000. Funding for the redemption was received from a multi-seller commercial paper conduit administered by a major financial institution (the “Facility”). The Fund’s borrowings under the Facility are generally charged interest at a rate based on the rates of the commercial paper notes issued by the Facility to fund the Fund’s borrowings or at the London Interbank Offered Rate (LIBOR) plus 4%. During the six months ended April 30, 2009, the Fund reduced its borrowing under the Facility from $300,000,000 to $60,000,000. During the six months ended April 30, 2009, the Fund incurred an effective interest rate of 2.00% on the borrowings, which was based on the rates of the commercial paper notes issued by the Facility and paid interest of $2,251,794, representing 0.89% of the Fund’s average daily net assets applicable to common shareholders. The Fund has pledged its assets to secure borrowings under the Facility. As a result of amendments to the Facility, the Fund currently pays, on a monthly basis, a liquidity fee at an annual rate of 2.75% of the total commitment amount and a program fee at an annual rate of 2.75% on the daily average outstanding principal amount of borrowings. The Fund had paid a liquidity fee at an annual rate of 0.50% until December 29, 2008 and a program fee at an annual rate of 0.75% until December 29, 2008. A structuring fee of $3,200,000 was paid by EIMC on behalf of the Fund, which represents 1.00% of the financing available to the Fund under the Facility. This fee is being amortized over three years. During the six months ended April 30, 2009, the Fund recognized amortization expense of $523,104. The Fund will reimburse EIMC over the three year period.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended April 30, 2009:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$99,199,499	$278,010,097	$131,968,877	$387,064,514

On November 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$45,186,724	$(72,079)
Level 2 – Other Significant Observable Inputs	722,806,215	(6,377,649)
Level 3 – Significant Unobservable Inputs	0	0

Total	$767,992,939	$(6,449,728)

*	Other financial instruments include futures, forwards and swap contracts.

As of April 30, 2009, the Fund had unfunded loan commitments of $6,951,243.

During the six months ended April 30, 2009, the Fund entered into reverse repurchase agreements that had an average daily balance outstanding of $10,106,901 (on an annualized basis) with a weighted average interest rate of 0.71% and paid interest of $71,759. The maximum amount outstanding under reverse repurchase agreements during the six months ended April 30, 2009 was $103,453,127 (including accrued interest). At April 30, 2009 reverse repurchase agreements outstanding were as follows:

Repurchase Amount	Counterparty	Interest Rate	Maturity Date

$90,133,416	Credit Suisse	0.49%	05/20/2009

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

On April 30, 2009, the aggregate cost of securities for federal income tax purposes was $858,201,973. The gross unrealized appreciation and depreciation on securities based on tax cost was $10,643,436 and $100,852,470, respectively, with a net unrealized depreciation of $90,209,034.

As of October 31, 2008, the Fund had $56,193,121 in capital loss carryovers for federal income tax purposes with $10,962,010 expiring in 2014, $7,365,369 expiring in 2015 and $37,865,742 expiring in 2016.

6. DERIVATIVE TRANSACTIONS

At April 30, 2009, the Fund had short futures contracts outstanding as follows:

		Initial
		Contract	Value at	Unrealized
Expiration	Contracts	Amount	April 30, 2009	Gain (Loss)

June 2009	90 U.S. Treasury 2 Year Futures	$19,507,140	$19,579,219	$(72,079)

At April 30, 2009, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive		U.S. Value at April 30, 2009	In Exchange for U.S. $	Unrealized Gain (Loss)

05/07/2009	4,205,000,000	JPY	$42,638,410	$47,333,615	$(4,695,205)
05/12/2009	5,392,000	AUD	3,916,490	3,710,774	205,716
05/12/2009	405,979	AUD	294,884	280,012	14,872
05/12/2009	5,000,000	NZD	2,827,105	2,869,850	(42,745)
05/20/2009	12,075,000	EUR	15,975,610	15,208,704	766,906
05/20/2009	10,000,000	EUR	13,230,319	12,514,000	716,319
05/20/2009	71,945,000	MXN	5,196,479	5,176,272	20,207
05/26/2009	578,650,000	JPY	5,869,022	6,173,452	(304,430)
05/26/2009	272,450,000	JPY	2,763,355	2,747,788	15,567
05/26/2009	124,000,000	JPY	1,257,684	1,267,246	(9,562)
06/16/2009	2,695,000	GBP	3,986,740	3,987,657	(917)
06/16/2009	2,740,000	GBP	4,053,309	3,982,124	71,185

Exchange Date	Contracts to Receive		U.S. Value at April 30, 2009	In Exchange for		U.S. Value at April 30, 2009	Unrealized Gain (Loss)

05/07/2009	513,500,000	JPY	$5,206,855	4,539,227	EUR	$6,005,808	$(798,953)
05/12/2009	2,000,000	NZD	1,130,842	114,710,000	JPY	1,163,232	(32,390)
05/12/2009	728,000,000	JPY	7,382,383	15,615,616	NZD	8,829,397	(1,447,014)
05/13/2009	5,575,000	GBP	8,247,299	741,703,575	JPY	7,521,451	725,848
05/13/2009	935,000,000	JPY	9,481,627	6,984,179	GBP	10,331,949	(850,322)
05/26/2009	17,800,000	EUR	23,549,485	2,151,948,800	JPY	21,826,381	1,723,104
06/25/2009	3,930,000	EUR	5,198,699	516,244,800	JPY	5,238,442	(39,743)
06/30/2009	6,749,658	EUR	8,928,382	73,495,000	SEK	9,136,101	(207,719)

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver		U.S. Value at April 30, 2009	In Exchange for U.S. $	Unrealized Gain (Loss)

05/07/2009	697,220,000	JPY	$7,069,763	$7,100,000	$30,237
05/12/2009	2,140,000	AUD	1,554,393	1,423,057	(131,336)
05/12/2009	3,657,979	AUD	2,656,980	2,400,000	(256,980)
05/12/2009	7,690,000	NZD	4,348,088	4,087,620	(260,468)
05/20/2009	12,239,241	EUR	16,192,905	15,630,000	(562,905)
05/20/2009	4,840,000	EUR	$6,403,474	$6,301,583	$(101,891)
05/20/2009	3,548,676	EUR	4,695,011	4,835,000	139,989
05/20/2009	3,040,000	EUR	4,022,017	3,963,339	(58,678)
05/20/2009	71,945,000	MXN	5,196,479	4,834,851	(361,628)
05/26/2009	182,617,200	JPY	1,852,215	1,850,000	(2,215)
06/02/2009	1,090,000	EUR	1,442,041	1,391,222	(50,819)
06/02/2009	3,100,000	EUR	4,101,217	4,001,883	(99,334)
06/16/2009	12,600,000	GBP	18,639,302	17,415,720	(1,223,582)
06/16/2009	2,000,000	GBP	2,958,619	2,934,200	(24,419)
08/06/2009	475,000	EUR	628,224	618,455	(9,769)
08/06/2009	896,685	EUR	1,185,936	1,154,931	(31,005)
08/06/2009	194,146	EUR	256,773	243,653	(13,120)
10/01/2009	264,799	EUR	350,187	351,137	950
10/15/2009	588,767	EUR	778,605	774,465	(4,140)
10/15/2009	245,530	EUR	324,697	322,000	(2,697)
10/15/2009	764,659	EUR	1,011,211	1,014,933	3,722
10/15/2009	151,083	EUR	199,797	198,568	(1,229)
10/15/2009	414,775	EUR	548,512	549,796	1,284

The Fund enters into credit default swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Fund’s total return. At April 30, 2009, the Fund had the following credit default swap contracts outstanding:

Credit default swaps on debt obligations – Buy protection

Expiration	Counterparty	Reference Debt Obligation	Rating of Reference Debt Obligation*	Notional Amount	Fixed Payments Made by the Fund	Frequency of Payments Made	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Gain (Loss)

06/20/2014	Deutsche Bank	Humana, Inc., 6.30%, 08/01/2018##	BBB	$490,000	1.00%	Quarterly	$50,810	$55,095	$(4,285)
06/20/2014	Goldman Sachs	Motorola, Inc., 6.50%, 09/01/2025#	BB+	1,225,000	1.00%	Quarterly	50,584	123,404	(72,820)

*

Reflects the ratings of a nationally recognized ratings agency at period end. A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring may also cause a credit event to take place.

#	The Fund entered into the swap contract for speculative purposes.
##	The Fund entered into the swap contract for hedging purposes.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Credit default swaps on debt obligations – Buy protection (continued)

Expiration	Counterparty	Reference Debt Obligation	Rating of Reference Debt Obligation*	Notional Amount	Fixed Payments Made by the Fund	Frequency of Payments Made	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Gain (Loss)

06/20/2014	UBS	Expedia, Inc., 7.46%, 08/15/2018#	BB	$1,820,000	5.00%	Quarterly	$(96,640)	$(57,203)	$(39,437)

06/20/2014	UBS	Motorola, Inc., 6.50%, 09/01/2025#	BB+	860,000	1.00%	Quarterly	35,512	81,757	(46,245)

Credit default swaps on debt obligations – Sell protection

Expiration	Counterparty	Reference Debt Obligation	Rating of Reference Debt Obligation*	Notional Amount	Fixed Payments Received by the Fund	Frequency of Payments Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Gain (Loss)

09/20/2013	Deutsche Bank	General Electric Corp., 6.00%, 06/15/2012#	AA+	$450,000	4.00%	Quarterly	$(41,198)	$0	$(41,198)

12/20/2013	CitiBank	General Electric Corp., 6.00%, 06/15/2012#	AA+	675,000	6.65%	Quarterly	361	0	361

12/20/2013	Goldman Sachs	General Electric Corp., 6.00%, 06/15/2012#	AA+	560,000	4.50%	Quarterly	(42,741)	0	(42,741)

03/20/2014	Goldman Sachs	General Electric Corp., 5.625%, 09/15/2017#	AA+	435,000	5.10%	Quarterly	(22,477)	0	(22,477)

06/20/2014	Credit Suisse	General Electric Corp., 5.625%, 09/15/2017#	AA+	465,000	5.00%	Quarterly	(26,038)	(38,038)	12,000

06/20/2014	Deutsche Bank	General Electric Corp., 5.625%, 09/15/2017#	AA+	$430,000	5.00%	Quarterly	$(24,079)	$(41,729)	$17,650

06/20/2014	Goldman Sachs	General Electric Corp., 5.625%, 09/15/2017#	AA+	1,395,000	5.00%	Quarterly	(78,115)	(110,514)	32,399

*

Reflects the ratings of a nationally recognized ratings agency at period end. A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring may also cause a credit event to take place.

#	The Fund entered into the swap contract for speculative purposes.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Credit default swaps on an index – Sell protection

Expiration	Counterparty	Reference Index	Rating of Reference Index*@	Notional Amount	Fixed Payments Received by the Fund	Frequency of Payments Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Gain (Loss)

12/13/2049	Credit Suisse	Markit CMBX North America AAA.3 Index#	AAA	$2,310,000	0.08%	Monthly	$(614,891)	$(819,486)	$204,595

12/13/2049	Goldman Sachs	Markit CMBX North America AAA.3 Index#	AAA	7,035,000	0.08%	Monthly	(1,872,623)	(2,686,481)	813,858

*

Reflects the ratings of a nationally recognized ratings agency at period end. A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring may also cause a credit event to take place.

@	Rating represents an average rating for the underlying securities within the index.
#	The Fund entered into the swap contract for speculative purposes.

The total notional amount of credit default swaps in the tables above are representative of the volume of derivative activity during the six months ended April 30, 2009. As of April 30, 2009, the Fund did not have any open interest rate swaps but had an average notional balance of $19,000,000 during the six months ended April 30, 2009.

Certain of the Fund’s derivative transactions may contain provisions for early termination in the event the net assets of the Fund declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collaterization of the derivative transaction in net liability positions. On April 30, 2009, the aggregate fair value of all derivative instruments with net asset contingent features that were in a liability position amounted to $2,818,802. As of April 30, 2009, the Fund had segregated $2,506,000 as cash collateral for outstanding swap transactions.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of April 30, 2009 was as follows:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Interest rate contracts			Net assets-Net unrealized losses on investments	$72,079	*
Forward foreign currency contracts	Unrealized gains on forward foreign currency exchange contracts, Net assets-Net unrealized losses on investments	$4,435,906	Unrealized losses on forward foreign currency exchange contracts, Net assets- Net unrealized losses on investments	11,625,215

*

Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Note 6 futures table. Only the variation margin as of April 30, 2009 is reported on the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Credit contracts	Unrealized gains on credit default swap transactions, Net assets-Net unrealized losses on investments	1,080,863	Unrealized losses on credit default swap transactions, Net assets-Net unrealized losses on investments	269,203

		$5,516,769		$11,966,497

The effect of derivative instruments on the Statement of Operations for the six months ended April 30, 2009 was as follows:

	Amount of Realized Gains or Losses on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments under Statement 133	Futures	Forward Currency Contracts	Interest Rate Swaps	Credit Default Swaps	Total

Interest rate contracts	$(977,777)	$0	$(19,026)	$0	$(996,803)
Forward foreign currency contracts	0	31,963,695	0	0	31,963,695
Credit contracts	0	0	0	1,400,961	1,400,961

	$(977,777)	$31,963,695	$(19,026)	$1,400,961	$32,367,853

	Change in Unrealized Gains or Losses on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments under Statement 133	Futures	Forward Currency Contracts	Interest Rate Swaps	Credit Default Swaps	Total

Interest rate contracts	$65,378	$0	$18,968	$0	$84,346
Forward foreign currency contracts	0	(26,423,478)	0	0	(26,423,478)
Credit contracts	0	0	0	839,572	839,572

	$65,378	$(26,423,478)	$18,968	$839,572	$(25,499,560)

7. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

8. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

EIMC and Evergreen Investment Services, Inc. (“EIS”) have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

9. NEW ACCOUNTING PRONOUNCEMENT

In April 2009, FASB issued FASB Staff Position No. FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FAS 157-4”). FAS 157-4 provides

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure will be expanded for each major category of assets. Management of the Fund does not believe the adoption of FAS 157-4 will materially impact the financial statement amounts, but will require additional disclosures.

FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009.

10. SUBSEQUENT DISTRIBUTIONS

The Fund declared the following distributions to common shareholders:

Declaration	Record	Payable	Net Investment
Date	Date	Date	Income

April 17, 2009	May 13, 2009	June 1, 2009	$ 0.1083
May 15, 2009	June 15, 2009	July 1, 2009	$ 0.1083
June 11, 2009	July 15, 2009	August 3, 2009	$ 0.1083

These distributions are not reflected in the accompanying financial statements.

ADDITIONAL INFORMATION (unaudited)

ANNUAL MEETING OF SHAREHOLDERS

On February 12, 2009, the Annual Meeting of shareholders of the Fund was held to consider the following proposals. The results of the proposals are indicated below.

Proposal 1 — Election of Trustees:

	Net Assets Voted “For”	Net Assets Voted “Withheld”

Carol A. Kosel	$317,652,129	$34,640,634
Dr. Russell A. Salton	$317,709,526	$34,583,237
Richard K. Wagoner	$317,573,055	$34,719,708
William W. Pettit (Preferred Shares Only)	$19,438	$890
David M. Richardson (Preferred Shares Only)	$19,438	$890

Proposal 2a — To consider and act upon a new investment advisory agreement with Evergreen Investment Management Company, LLC:

Net assets voted “For”	$243,096,015
Net assets voted “Against”	$28,014,069
Net assets voted “Abstain”	$6,207,230

Proposal 2b — To consider and act upon a new sub-advisory agreement with First International Advisors, LLC, d/b/a Evergreen International Advisors:

Net assets voted “For”	$242,299,023
Net assets voted “Against”	$28,431,585
Net assets voted “Abstain”	$6,586,732

Proposal 2c — To consider and act upon a new sub-advisory agreement with Tattersall Advisory Group, Inc.:

Net assets voted “For”	$256,542,086
Net assets voted “Against”	$14,263,822
Net assets voted “Abstain”	$6,511,420

AUTOMATIC DIVIDEND REINVESTMENT PLAN (unaudited)

All common shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan (“the Plan”). Pursuant to the Plan, unless a common shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by Computershare Trust Company, N.A., as agent for shareholders in administering the Plan (“Plan Agent”), in additional common shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as “dividends”) payable either in shares or in cash, nonparticipants in the Plan will receive cash, and participants in the Plan will receive the equivalent in shares of common shares. The shares are acquired by the Plan Agent for the participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“newly issued common shares”) or (ii) by purchase of outstanding common shares on the open market (“open market purchases”) on the NYSE Amex or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (“market premium”), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value or market premium (“market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43010, Providence, Rhode Island 02940-3010 or by calling 1-800-730-6001.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc.(real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; former Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

The Board of Trustees is classified into three classes of which one class is elected annually. Each Trustee serves a three-year term concurrent with the class from which the Trustee is elected. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

570141 rv6 06/2009

Item 2 - Code of Ethics

Not required for this filing.

Item 3 - Audit Committee Financial Expert

Not applicable at this time.

Items 4 – Principal Accountant Fees and Services

Not required for this filing.

Items 5 – Audit Committee of Listed Registrants

Not required for this filing.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not required for this filing.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not required for this filing.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If applicable/not applicable at this time.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Multi-Sector Income Fund
By:	/s/ W. Douglas Munn

W. Douglas Munn
Principal Executive Officer

Date: June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn

W. Douglas Munn
Principal Executive Officer

Date: June 29, 2009

By:	/s/ Kasey Phillips

Kasey Phillips
Principal Financial Officer

Date: June 29, 2009